Stock Compensation Plans (Stock Plans and Stock Options) - 10K (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Apr. 25, 2012	May 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized				4,500,000	2,000,000
Stock-based compensation expense	$ 1,600,000	$ 2,400,000	$ 2,300,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Number of shares outstanding at beginning of period	2,115,566
Number of shares granted	0
Number of shares exercised	(10,000)
Number of shares canceled and expired	(180,599)
Number of shares outstanding at end of period	1,924,967	2,115,566
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Weighted average remaining life, outstanding	3 years 11 days
Intrinsic value, outstanding	$ 0
Number of shares vested and expected to vest	1,914,633
Weighted average exercise price, vested and expected to vest	$ 4.51
Weighted average remaining life, vested and expected to vest	3 years 14 days
Intrinsic value, vested and expected to vest	$ 0
Number of shares exercisable	1,724,967
Weighted average exercise price, exercisable	$ 4.71
Weighted average remaining life, exercisable	3 years 1 month 17 days
Intrinsic value, exercisable	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value			$ 2.34
Performance-based stock options	500,000	500,000
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Weighted average exercise price outstanding at beginning of period	$ 4.90
Weighted average exercise price, granted	0
Weighted average exercise price, exercised	1.22
Weighted average exercise price, canceled and expired	9.28
Weighted average exercise price outstanding at end of period	$ 4.51	$ 4.90
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Unrecognized stock-based compensation cost, net of estimated forfeitures	$ 13,000
Weighted average remaining requisite service period (in years)	1 year 6 months
Fair value of vested stock options	$ 0	$ 100,000	$ 600,000
Total intrinsic value of stock options exercised	$ 5,900	$ 19,000	$ 959,000
Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Performance-based stock options	200,000
Performance-based stock options exercisable	300,000